TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
TRANSACTIONS
Schedule of gain on disposal of the asset group

Common shares received	$13,727,000
Disposal costs incurred	(165,037)
Reclassification of cumulative currency translation adjustments	(1,686)
Net proceeds	$13,560,277

Cash	24,728
Accounts receivable	52,850
Exploration and evaluation assets (Note 9b)	8,182,088
Net assets sold	$8,259,666

Gain on disposal of Argentina assets	$5,300,611

Schedule of results from the discontinued operations of Argentina reporting segment

	2025	2024
Office and administrative expenses	$—	$73,600
Professional and consultant fees	—	54,758
Loss from discontinued operations	$—	$(128,358)

Basic and diluted loss per share – discontinued operations	$—	$(0.00)

Schedule of gain on sale of property

Common shares received	$8,625,000
Deferred Future Fuels Shares received	2,250,000
Royalty assets received	1,936,944
Disposal costs incurred	(41,903)
Net proceeds	$12,770,041

Exploration and evaluation assets (Note 9b)	151,010
Net assets sold	$151,010

Gain on sale of Mountain Lake property	$12,619,031

Schedule if gain on sale of royalty assets

Common shares received	$2,800,000
Disposal costs incurred	(42,662)
Net proceeds	$2,757,338

Royalty assets (Note 6d)	1,936,944
Net assets sold	$1,936,944

Gain on sale of Royalty Assets	$820,394